UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09687

              ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND, INC.

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: November 30, 2006

                   Date of reporting period: February 28, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN FOCUSED GROWTH & INCOME FUND
PORTFOLIO OF INVESTMENTS
February 28, 2006 (unaudited)

Company                                                 Shares      U.S. $Value
-------------------------------------------------------------------------------
COMMON STOCKS-98.9%
Finance-27.3%
Banking - Money Center-5.7%
JPMorgan Chase & Co.                                     438,900   $ 18,056,346
The Bank of New York Co., Inc.                            90,700      3,105,568
                                                                   ------------
                                                                     21,161,914
                                                                   ------------
Banking - Regional-0.8%
Northern Trust Corp.                                      59,400      3,131,568
                                                                   ------------
Brokerage & Money Management-0.9%
Merrill Lynch & Co., Inc.                                 45,100      3,482,171
                                                                   ------------
Insurance-11.5%
ACE, Ltd.                                                135,000      7,523,550
American International Group                             275,000     18,249,000
Axis Capital Holdings, Ltd.                              553,100     17,123,976
                                                                   ------------
                                                                     42,896,526
                                                                   ------------
Mortgage Banking-3.8%
Fannie Mae                                               257,000     14,052,760
                                                                   ------------
Miscellaneous-4.6%
Citigroup, Inc.                                          366,300     16,985,331
                                                                   ------------
                                                                    101,710,270
                                                                   ------------
Technology-19.0%
Communications Equipment-2.8%
Cisco Systems, Inc.(a)                                   350,000      7,084,000
Motorola, Inc.                                           160,000      3,424,000
                                                                   ------------
                                                                     10,508,000
                                                                   ------------
Computer Hardware/Storage-7.8%
EMC Corp.(a)                                           1,000,000     14,020,000
International Business Machines Corp.                    185,000     14,844,400
                                                                   ------------
                                                                     28,864,400
                                                                   ------------
Computer Services-1.7%
Accenture, Ltd.  CI.A                                    100,000      3,266,000
Fiserv, Inc.(a)                                           75,000      3,112,500
                                                                   ------------
                                                                      6,378,500
                                                                   ------------
Computer Software-6.6%
BEA Systems, Inc.(a)                                     322,200      3,695,634
Check Point Software Technologies, Ltd.(a)               150,000      3,189,000
Microsoft Corp.                                          560,000     15,064,000
Oracle Corp.(a)                                          225,000      2,794,500
                                                                   ------------
                                                                     24,743,134
                                                                   ------------

Semi-Conductor Capital Equipment-0.1%
Applied Materials, Inc.                                   10,000        183,400
                                                                   ------------
                                                                     70,677,434
                                                                   ------------
Consumer Services-17.9%
Broadcasting & Cable-11.1%
CBS, Corp. C1.B                                          111,100      2,717,506
News Corp. Cl.A                                          875,000     14,245,000
Time Warner, Inc.                                        835,000     14,453,850
Viacom, Inc. Cl. B(a)                                    201,200      8,039,952
Westwood One, Inc.                                       175,000      1,951,250
                                                                   ------------
                                                                     41,407,558
                                                                   ------------
Restaurants & Lodging-1.7%
Hilton Hotels Corp.                                      140,000      3,388,000
McDonald's Corp.                                          85,000      2,967,350
                                                                   ------------
                                                                      6,355,350
                                                                   ------------
Retail - General Merchandise-5.1%
The Home Depot, Inc.                                     450,000     18,967,500
                                                                   ------------
                                                                     66,730,408
                                                                   ------------
Consumer Staples-9.9%
Household Products-2.4%
Colgate-Palmolive Co.                                     35,000      1,906,800
The Procter & Gamble Co.                                 115,000      6,891,950
                                                                   ------------
                                                                      8,798,750
                                                                   ------------
Tobacco-4.7%
Altria Group, Inc.                                        80,800      5,809,520
Loews Corp. - Carolina Group                             250,000     11,872,500
                                                                   ------------
                                                                     17,682,020
                                                                   ------------
Miscellaneous-2.8%
Fortune Brands, Inc.                                     135,000     10,469,250
                                                                   ------------
                                                                     36,950,020
                                                                   ------------
Capital Goods-7.6%
Electrical Equipment-2.2%
Emerson Electric Co.                                     100,000      8,181,000
                                                                   ------------
Miscellaneous-5.4%
General Electric Co.                                     290,000      9,532,300
United Technologies Corp.                                185,000     10,822,500
                                                                   ------------
                                                                     20,354,800
                                                                   ------------
                                                                     28,535,800
                                                                   ------------
Health Care-5.4%
Drugs-1.7%
Forest Laboratories, Inc.(a)*                            135,000      6,196,500
                                                                   ------------
Medical Products-0.8%
Boston Scientific Corp.(a)*                              125,000      3,052,500
                                                                   ------------
Medical Services-2.9%
WellPoint, Inc.(a)                                       140,000     10,750,600
                                                                   ------------
                                                                     19,999,600
                                                                   ------------

Transportation-5.2%
Air Freight-4.1%
United Parcel Service, Inc. Cl.B                         207,500     15,502,325
                                                                   ------------
Railroad-1.1%
Union Pacific Corp.                                       45,000      3,984,750
                                                                   ------------
                                                                     19,487,075
                                                                   ------------
Basic Industry-3.6%
Chemicals-3.6%
Air Products & Chemicals, Inc.                           210,000     13,473,600
                                                                   ------------
Consumer Manufacturing-1.6%
Textile Products-1.6%
Building Materials Holding Corp.*                         90,000      6,057,000
                                                                   ------------
Utilities-1.1%
Telephone Utility-1.1%
AT&T, Inc.                                               152,600      4,210,234
                                                                   ------------
Energy-0.3%
Oil Service-0.3%
BJ Services Co.                                           10,000        313,100
GlobalSantaFe Corp.                                       15,000        830,100
                                                                   ------------
                                                                      1,143,200
                                                                   ------------
Total Common Stocks
(cost $316,831,115)                                                 368,974,641
                                                                   ------------

                                                       Shares or
                                                       Principal
                                                        Amount
                                                         (000)
                                                      ----------
SHORT-TERM INVESTMENT-1.1%
Time Deposit-1.1%
State Street Euro Dollar
3.85%, 3/01/06
(cost $3,965,000)                                     $    3,965      3,965,000
                                                                   ------------
Total Investment Before Security Lending
Collateral - 100%
(cost $320,796,115)                                                 372,939,641
                                                                   ------------
INVESTMENT OF CASH COLLATERAL FOR
   SECURITIES LOANED-1.0%
Short-Term Investment-1.0%
UBS Private Money Market Fund, LLC, 4.44%
(cost $3,641,200)                                      3,641,200      3,641,200
                                                                   ------------
Total Investments-101.0%
(cost $324,437,315)                                                 376,580,841
Other assets less liabilities-(1.0%)                                 (3,654,100)
                                                                   ------------
Net Assets-100%                                                    $372,926,741
                                                                   ------------

*    Represents entire or partial securities out on loan.

(a)  Non-income producing security.

Please note: The sector classifications presented herein are based on the sector catergorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
3 (a) (1)     Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)     Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant AllianceBernstein Focused Growth & Income Fund, Inc.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ---------------------------------
    Marc O. Mayer
    President

Date: April 24, 2006


By: /s/ Mark D. Gersten
    ---------------------------------
    Mark D. Gersten
    Treasurer and Chief Financial
    Officer

Date: April 24, 2006